Lease	6 Months Ended
Apr. 30, 2026
Lease [Abstract]
LEASE

NOTE 10 – LEASE

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate which is implicit in the lease. The Group determines the incremental borrowing rate for each lease based primarily on its lease term in PRC, which is approximately 3.50%.

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and do not contain a purchase option. The related lease payments are recognized as an expense on a straight-line basis over the lease term.

During the reporting period, the Group’s short-term leases primarily consisted of office premises and vehicles used for business expansion. The expense related to short-term leases amounted to RMB 26,549 ($3,817). As of April 30, 2026, the Group has no unrecognized commitments for short-term operating leases.

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	April 30,	October 31,
	2026	2025
Operating lease right-of-use assets	$471,908	$571,547
Operating lease liabilities	$487,869	$586,858

Weighted-average remaining term and discount rate related to leases were as follows:

	April 30,	October 31,
	2026	2025
Weighted-average remaining term
Operating lease	1.33	1.88
Weighted-average discount rate
Operating lease	3.50%	3.50%